SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (133,593,621)	$ (94,292,695)	$ 51,734,255
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	217	(108,222)	543,510
Gain on repurchase of convertible senior notes	(10,348,750)	(7,440,000)
Amortization of convertible senior notes	964,749	1,630,061	1,000,395
Others	152,554	(223,638)
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(36,750,808)	12,321,646	(20,253,111)
Net cash provided by (used in) operating activities	(15,612,697)	(112,912,407)	30,752,160
Investing activities:
Decrease in restricted cash	(142,176,204)	553,448	(7,102,851)
Net cash provided by investing activity	(183,446,465)	(60,096,424)	(51,817,862)
Financing activities:
Payment of convertible senior notes repurchase	(15,651,250)	(9,060,000)
Net cash used in financial activities	171,163,933	260,935,357	(4,625,066)
Net increase (decrease) in cash and cash equivalents	(26,166,447)	103,010,794	(17,386,632)
Cash and cash equivalents at the beginning of the year	209,478,864	106,468,070	123,854,702
Cash and cash equivalents at the end of the year	183,312,417	209,478,864	106,468,070
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	443,100	(16,867,340)	(1,949,640)
Parent Company [Member]
Operating activities:
Net income (loss)	(133,580,664)	(94,292,695)	51,734,255
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in gains/losses of subsidiaries	141,703,447	99,222,232	(55,539,477)
Share-based compensation	217	(108,222)	543,510
Gain on repurchase of convertible senior notes	(10,348,750)	(7,440,000)
Amortization of convertible senior notes	964,750	1,630,060	1,000,395
Others	(256,363)	(223,637)
Changes in operating assets and liabilities:
Other receivables	(52,466)	200,758	(186,318)
Other liabilities	(11,832)	(876,334)	(367,258)
Amounts due from subsidiaries	15,517,779	(1,300,418)	3,704,375
Net cash provided by (used in) operating activities	13,936,118	(3,188,256)	889,482
Investing activities:
Decrease in restricted cash		11,250,000
Net cash provided by investing activity		11,250,000
Financing activities:
Payment of convertible senior notes repurchase	(15,651,250)	(9,060,000)
Net cash used in financial activities	(15,651,250)	(9,060,000)
Net increase (decrease) in cash and cash equivalents	(1,715,132)	(998,256)	889,482
Cash and cash equivalents at the beginning of the year	2,013,683	3,011,939	2,122,457
Cash and cash equivalents at the end of the year	298,551	2,013,683	3,011,939
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	$ 443,100	$ (16,867,340)	$ (1,949,640)